Impairment losses and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Impairment losses and goodwill
Schedule of goodwill impairment losses

(in millions of euros)	2023	2022	2021
Romania	—	(789)	—
Mobile Financial Services	—	(28)	—
Spain	—	—	(3,702)
Total of impairment of goodwill	—	(817)	(3,702)

Schedule of goodwill

(in millions of euros)	December 31, 2023			December 31, 2022	December 31, 2021
	Gross value	Accumulated	Net book value	Net book value	Net book value
		impairment
		losses
France	13,189	(13)	13,176	13,176	14,364
Europe	13,862	(8,571)	5,291	4,586	6,079
Spain	6,550	(3,816)	2,734	2,734	3,170
Belgium	1,733	(713)	1,020	336	336
Slovakia	806	—	806	806	806
Romania	1,806	(1,359)	447	447	1,504
Poland	2,815	(2,664)	151	135	135
Moldova	84	—	84	78	80
Luxembourg	68	(19)	50	50	50
Africa & Middle East	2,252	(849)	1,403	1,420	1,465
Burkina Faso	428	—	428	428	428
Côte d’Ivoire	417	(42)	375	375	375
Morocco	255	—	255	249	265
Jordan	284	(170)	114	118	111
Liberia	88	—	88	91	86
Sierra Leone	58	—	58	73	114
Cameroon	134	(90)	44	44	44
Other	589	(548)	41	42	42
Orange Business	2,913	(650)	2,263	2,289	2,237
Totem(1)	1,624	—	1,624	1,624	n/a
Mobile Financial Services	28	(28)	—	—	28
International Carriers & Shared Services	18	—	18	18	18
Goodwill	33,886	(10,112)	23,775	23,113	24,192
(1)	In 2021, Totem's figures were included in France and Spain segments (see Note 1.1).

(in millions of euros)		December 31,	December 31,	December 31,
	Note	2023	2022	2021
Gross Value in the opening balance		33,140	33,626	33,273
Acquisitions(1)	3.2	675	(206)	266
Disposals		—	—	(4)
Translation adjustment		71	(280)	91
Reclassifications and other items		—	—	—
Gross Value in the closing balance		33,886	33,140	33,626
Accumulated impairment losses in the opening balance		(10,028)	(9,435)	(5,678)
Impairment	7.1	—	(817)	(3,702)
Disposals		—	—	—
Translation adjustment		(84)	225	(55)
Accumulated impairment losses in the closing balance		(10,112)	(10,028)	(9,435)
Net book value of goodwill		23,775	23,113	24,192
(1)	In 2023, mainly includes goodwill on the acquisition of VOO of 684 million euros (see Note 3.2).

In 2022, mainly included the finalization of the purchase price allocation for Telekom Romania Communications, resulting in the revision of the amount of preliminary goodwill recognized in 2021 for (272) million euros.

In 2021, mainly included preliminary goodwill of 272 million euros related to the acquisition of Telekom Romania Communications.

Schedule of the parameters used for the determination of recoverable amounts

December 31, 2023	Basis of	Used	Methodology	Cost of	Discount rate			Perpetuity
	recoverable	source		equity	Post-tax		Pre-tax	growth rate
	amount
France				n/a	6.3%		8.4%	0.8%
Spain				n/a	7.8%		10.3%	1.5%
Poland	Value in use	Internal plan	Discounted cash	n/a	8.0%		9.4%	2.0%
Enterprise			flow	n/a	8.5%		11.7%	0.5%
Mobile Financial Services				13.0%	n/a		n/a	2.1%
Romania				n/a	n/a		n/a	n/a
Belgium/ Luxembourg	Fair value	n/a	n/a	n/a	n/a		n/a	n/a

December 31, 2022	Basis of	Used	Methodology	Cost of	Discount rate			Perpetuity
	recoverable	source		equity	Post-tax		Pre-tax	growth rate
	amount
France				n/a	6.3%		8.4%	0.8%
Spain				n/a	7.5%		10.0%	1.5%
Poland				n/a	7.8%		9.1%	2.0%
Enterprise	Value in use	Internal plan	Discounted cash	n/a	6.8%		9.2%	0.5%
Romania			flow	n/a	10.5%		11.8%	2.5%
Belgium				n/a	7.0%		8.8%	0.8%
Mobile Financial Services				12.3%	n/a		n/a	2.0%
Côte d'Ivoire / Burkina Faso / Liberia	Fair value	n/a	n/a	n/a	n/a		n/a	n/a

December 31, 2021	Basis of	Used	Methodology	Cost of	Discount rate			Perpetuity
	recoverable	source		equity	Post-tax		Pre-tax	growth rate
	amount
France				n/a	5.8	%(1)	7.6%	0.8%
Spain				n/a	6.8%		8.4%	1.5%
Poland	Value in use	Internal plan	Discounted cash	n/a	7.3%		8.5%	1.5%
Enterprise			flow	n/a	8.3%		11.1%	0.3%
Romania				n/a	7.0%		7.9%	2.5%
Belgium/Luxembourg	Fair value	n/a	n/a	n/a	n/a		n/a	n/a

(1)	The post-tax discount rate for France included a corporate tax reduction of 25.83% since 2022.

Schedule of sensitivity analysis of recoverable amounts of cash generating unit

			Decrease in the discounted cash
	Increase in discount rate in	Decrease in the perpetual	flows of the terminal value in
	order for the recoverable	growth rate in order for the	order for the recoverable amount
	amount to be equal to the net	recoverable amount to be	to be equal to the net carrying
	carrying value (in basis points)	equal to the net carrying value	value (in %)
		(in basis points)
December 31, 2023
France	+134 bp	(115) bp	-25%
Spain	+67 bp	(71) bp	-12%
Poland	+254 bp	(295) bp	-33%
Enterprise	+279 bp	(369) bp	-36%
December 31, 2022
France	+139 bp	(120) bp	-26%
Spain	+44 bp	(47) bp	-8%
Poland	+249 bp	(272) bp	-32%
Enterprise	+100 bp	(115) bp	-19%
Belgium	+97 bp	(97) bp	-15%
Sierra Leone	+50 bp	(72) bp	-6%
December 31, 2021
France	+234 bp	(217) bp	-39%
Spain	+19 bp	(21) bp	-4%
Poland	+269 bp	(221) bp	-30%
Enterprise	+1,125 bp	(1,026) bp	-83%
Romania	+44 bp	(45) bp	-10%